Operating and Capital Lease Commitments and Total Rents	3 Months Ended
Mar. 31, 2019
Operating and Capital Lease Commitments and Total Rents
Operating and Capital Lease Commitments and Total Rents

Note 7. Operating and Capital Lease Commitments and Total Rental Expense

The Company leases its facilities under various non-cancelable agreements, which require various minimum annual rentals and may also require the payment of normal common area maintenance on the properties.

All of our 510 leases are operating leases with renewal options, and are included in right-of-use assets – operating leases, current portion of operating lease obligation and noncurrent operating lease obligation on our consolidated balance sheets.  These assets and liabilities are recognized at the commencement date based on the present value of remaining lease payments over the lease term using the Company’s incremental borrowing rates or implicit rates, when readily determinable. Short-term operating leases which have an initial term of 12 months or less are not recorded on the consolidated balance sheets.

Three Months
Ending
March 31, 2019
Lease cost:
Operating lease cost	$4,881
Short-term lease cost	1,047
Variable lease cost	16
Total lease cost	$5,944

Other Information:
Payments included in the measurement of lease liabilities
Operating cash flows from operating leases	$4,819
Right-of-use assets obtained in exchange for new operating lease liabilities	$1,701
Weighted-average remaining lease term - operating leases	2.7 years
Weighted-average discount rate - operating leases	9.0%

Future minimum lease payments for our operating leases as of March 31, 2019 were as follows:

Operating
Fiscal Years	Leases
Remaining 2019	$13,352
2020	10,739
2021	6,027
2022	3,188
2023	1,219
Thereafter	419
Total minimum lease payments	34,944
Less imputed interest	(3,778)
Present value of net minimum lease payments	31,166
Less current portion of operating lease obligation	(14,782)
Operating lease obligation	$16,384

Future minimum lease payments for our operating losses as of December 31, 2018, prior to the adoption of new lease guidance as described in Note 1 – “Recent Accounting Pronouncements” were as follows:

Operating
December 31,	Leases
2019	$16,344
2020	9,107
2021	5,114
2022	2,863
2023	1,001
Thereafter	408
Total minimum lease payments	$34,837

Rental expense, including common area maintenance and real estate tax expense, totaled $6,143 and $6,660 for the three months ended March 31, 2019, and 2018, respectively.